UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13 F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment                    [_]; Amendment Number:

This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Broadmark Asset Management, LLC
Address:  12 East 52nd Street
          3rd Floor
          New York, NY 10022

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerome Crown
Title:    Chief Financial Officer
Phone:    212-586-6566

Signature, Place and Date of Signing:

/s/  Jerome Crown               New York, NY                 May 16, 2011
----------------------      --------------------      -------------------------


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Report Type (Check only one.):

[X]      13F HOLDINGS REPORT

[_]      13F NOTICE

[_]      13F COMBINATION REPORT

                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         3

Form 13F Information Table Value Total:    $281,175
                                          (thousands)


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List of Other Included Managers:

    No.          Form 13F File Number              Name


     1.          028-12088                         Forward Management, LLC



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

                                          FORM 13F INFORMATION TABLE
                                        Broadmark Asset Management LLC
                                                March 31, 2011



COLUMN 1                 COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7          COLUMN 8

                                                      VALUE      SHS OR     SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT    PRN CALL   DISCRETION   MGRS     SOLE    SHARED     NONE
--------------           --------------   -----       --------   -------    --- ----   ----------   ----     ----    ------     ----
ISHARES TR               MSCI EMERG MKT   464287234    60,370    1,240,400  SH         OTHER        1        34,400   1,206,000
SELECT SECTOR SPDR TR    SBI MATERIALS    81369Y100    12,902      322,400  SH         OTHER        1         9,600     312,800
SPDR S&P 500 ETF TR      TR UNIT          78462F103   207,903    1,568,017  SH         OTHER        1             0   1,568,017





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